PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment		$ 2,162	$ 5,605
Proceeds, net of transaction costs	$ 9
Concession asset | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
One time lease renewal term		30 years
Estimated service lives		30 years	30 years
Brookfield Renewable
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment		$ 94	$ 131
Brookfield Renewable and Institutional Partners
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds, net of transaction costs	$ 45